Nature of Operations	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Nature of Operations
1.	NATURE OF OPERATIONS
Equinox Gold Corp. (the “Company” or “Equinox Gold”) was incorporated under the Business Corporations Act of British Columbia on March 23, 2007. Equinox Gold’s primary listing is on the Toronto Stock Exchange (“TSX”) in Canada where its common shares trade under the symbol “EQX” and its warrants trade under the symbol “EQX.WT”. The Company’s shares also trade on the NYSE American Stock Exchange
(“NYSE-A”)
in the United States under the symbol “EQX” and its warrants also trade on the OTC Markets in the United States under the symbol “EQXWF”.
Equinox Gold is a gold mining company engaged in the development and operation of mineral properties. Its principal assets are the Mesquite Mine (“Mesquite”) in the United States which is in production, the Aurizona Mine (“Aurizona”) in Brazil that commenced production as of July 1, 2019, and the Castle Mountain Mine (“Castle Mountain”) in the United States, which is a development-stage project the Company expects to advance to production in 2020.
On January 28, 2020, the shareholders of the Company approved the acquisition of Leagold Mining Corporation (“Leagold”). Under the terms of the agreement, Leagold shareholders will receive 0.331 of an Equinox Gold share for each Leagold share held. The transaction is expected to close in March 2020 (note 5(a)).
On August 3, 2018, the Company finalized the distribution to its shareholders of 60% of the shares of Solaris Resources Inc. (“Solaris”), a subsidiary of the Company formed to hold its copper assets (note 5(d)). On August 21, 2018, the Company completed the sale of its 83% interest in the Koricancha Mill Joint Venture (“Koricancha”) in Peru (note 5(e)). On October 30, 2018, the Company completed its acquisition of Mesquite from New Gold Inc. (“New Gold”) (note 5(b)). The results of Solaris were consolidated with those of the Company to June 30, 2019 and the results of operations of Koricancha are presented as discontinued operations in these consolidated financial statements. The results of operations of Mesquite were consolidated from October 30, 2018.
These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assumes the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations.
At December 31, 2019, the Company had cash and cash equivalents of $67.7 million (December 31, 2018 – $60.8 million), working capital of $16.7 million (December 31, 2018 – $17.4 million) and $29.7 million (December 31, 2018 – $10 million) of undrawn debt facilities. The Company believes cash flows from operations are sufficient to achieve the Company’s current business objectives for at least the next 12 months. The Company has limited history of revenue from operations; as such, the Company’s ability to continue as a going concern in the longer term is dependent on successful execution of its business plan and ultimately generating net income and positive cash flow from mining operations.